Subordinated Liabilities - Dated (Parenthetical) (Details) € in Millions, ¥ in Millions, £ in Millions, kr in Millions, kr in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 GBP (£)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 NOK (kr)	Dec. 31, 2018 SEK (kr)	Dec. 31, 2018 SGD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 GBP (£)
Disclosure of detailed information about borrowings [line items]
Equity to debt reclassification | £	[1]	£ (272)
7.75% Contingent Capital Notes (USD 1,000m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,000
Interest rate			7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%
Barclays Bank Group [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | £						£ 44,037,099						£ 35,923,730
Equity to debt reclassification | £		£ (272)
Barclays Bank Group [member] | Barclays Bank PLC externally issued | CMS-Linked Subordinated Notes (EUR 100m), Due 2018
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 100
Barclays Bank Group [member] | Barclays Bank PLC externally issued | CMS-Linked Subordinated Notes (EUR 135m), Due 2018
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 135
Barclays Bank Group [member] | Barclays Bank PLC externally issued | 7.75% Contingent Capital Notes (USD 1,000m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,000
Interest rate			7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%
Barclays Bank Group [member] | Barclays Bank PLC externally issued | 5.14% Lower Tier 2 Notes (USD 1,094m), Due 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 1,094
Interest rate			5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%
Barclays Bank Group [member] | Barclays Bank PLC externally issued | 9.5% Subordinated Bonds (ex-Woolwich Plc), Due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate			9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%
Barclays Bank Group [member] | Barclays Bank PLC externally issued | Subordinated Floating Rate Notes (EUR 100m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 100
Barclays Bank Group [member] | Barclays Bank PLC externally issued | 7.625% Contingent Capital Notes (USD 3,000m), Due 2022
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 3,000
Interest rate			7.625%	7.625%	7.625%	7.625%	7.625%	7.625%	7.625%	7.625%	7.625%
Barclays Bank Group [member] | Barclays Bank PLC externally issued | 5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m), Due 2027
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥							¥ 15,000
Interest rate			5.40%	5.40%	5.40%	5.40%	5.40%	5.40%	5.40%	5.40%	5.40%
Barclays Bank Group [member] | Barclays Bank PLC externally issued | 6.33% Subordinated Notes, Due 2032
Disclosure of detailed information about borrowings [line items]
Interest rate			6.33%	6.33%	6.33%	6.33%	6.33%	6.33%	6.33%	6.33%	6.33%
Barclays Bank Group [member] | Barclays PLC [member] | 2% Fixed Rate Subordinated Callable Notes (EUR 1,500m), Due 2028
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 1,500
Interest rate			2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Barclays Bank Group [member] | Barclays PLC [member] | 4.375% Fixed Rate Subordinated Notes (USD 1,250m) , Due 2024
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,250
Interest rate			4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%
Barclays Bank Group [member] | Barclays PLC [member] | 3.75% Resetting Subordinated Callable Note Due 2030
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 200
Interest rate			3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Barclays Bank Group [member] | Barclays PLC [member] | 5.20% Fixed Rate Subordinated Notes (USD 1,367m), Due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 2,050
Interest rate			5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%
Barclays Bank Group [member] | Barclays PLC [member] | 4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m), Due 2028
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,200
Interest rate			4.836%	4.836%	4.836%	4.836%	4.836%	4.836%	4.836%	4.836%	4.836%
Barclays Bank PLC [member] | Barclays Bank PLC externally issued | CMS-Linked Subordinated Notes (EUR 100m), Due 2018
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 100
Barclays Bank PLC [member] | Barclays Bank PLC externally issued | CMS-Linked Subordinated Notes (EUR 135m), Due 2018
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 135
Barclays Bank PLC [member] | Barclays Bank PLC externally issued | 7.75% Contingent Capital Notes (USD 1,000m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,000
Interest rate			7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%
Barclays Bank PLC [member] | Barclays Bank PLC externally issued | 5.14% Lower Tier 2 Notes (USD 1,094m), Due 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 1,094
Interest rate			5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%
Barclays Bank PLC [member] | Barclays Bank PLC externally issued | 9.5% Subordinated Bonds (ex-Woolwich Plc), Due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate			9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%
Barclays Bank PLC [member] | Barclays Bank PLC externally issued | Subordinated Floating Rate Notes (EUR 100m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 100
Barclays Bank PLC [member] | Barclays Bank PLC externally issued | 7.625% Contingent Capital Notes (USD 3,000m), Due 2022
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 3,000
Interest rate			7.625%	7.625%	7.625%	7.625%	7.625%	7.625%	7.625%	7.625%	7.625%
Barclays Bank PLC [member] | Barclays Bank PLC externally issued | 5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m), Due 2027
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥							¥ 15,000
Interest rate			5.40%	5.40%	5.40%	5.40%	5.40%	5.40%	5.40%	5.40%	5.40%
Barclays Bank PLC [member] | Barclays Bank PLC externally issued | 6.33% Subordinated Notes, Due 2032
Disclosure of detailed information about borrowings [line items]
Interest rate			6.33%	6.33%	6.33%	6.33%	6.33%	6.33%	6.33%	6.33%	6.33%
Barclays Bank PLC [member] | Barclays PLC [member] | 2% Fixed Rate Subordinated Callable Notes (EUR 1,500m), Due 2028
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 1,500
Interest rate			2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Barclays Bank PLC [member] | Barclays PLC [member] | 4.375% Fixed Rate Subordinated Notes (USD 1,250m) , Due 2024
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,250
Interest rate			4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%
Barclays Bank PLC [member] | Barclays PLC [member] | 3.75% Resetting Subordinated Callable Note Due 2030
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 200
Interest rate			3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Barclays Bank PLC [member] | Barclays PLC [member] | 5.20% Fixed Rate Subordinated Notes (USD 1,367m), Due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,367
Interest rate			5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%
Barclays Bank PLC [member] | Barclays PLC [member] | 4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m), Due 2028
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,200
Interest rate			4.836%	4.836%	4.836%	4.836%	4.836%	4.836%	4.836%	4.836%	4.836%
Fixed interest rate [member] | 6% Fixed Rate Subordinated Notes (EUR 1,750m), Due 2018
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 1,750
Interest rate			6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Fixed interest rate [member] | Barclays Bank Group [member] | 2.875% Fixed Rate Subordinated Loans (USD 1,000m), Due 2020
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,000
Interest rate			2.875%	2.875%	2.875%	2.875%	2.875%	2.875%	2.875%	2.875%	2.875%
Fixed interest rate [member] | Barclays Bank Group [member] | 0.823% Subordinated Loans
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥							¥ 42,000
Interest rate			0.823%	0.823%	0.823%	0.823%	0.823%	0.823%	0.823%	0.823%	0.823%
Fixed interest rate [member] | Barclays Bank Group [member] | 3.25% Fixed Rate Subordinated Loans (USD 1,500m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,500
Interest rate			1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%
Fixed interest rate [member] | Barclays Bank Group [member] | 1.43% Fixed Rate Subordinated Loans (EUR 100m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 100
Interest rate			1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%
Fixed interest rate [member] | Barclays Bank Group [member] | 1.875% Fixed Rate Subordinated Loans (EUR 1,000m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 1,000
Interest rate			0.017%	0.017%	0.017%	0.017%	0.017%	0.017%	0.017%	0.017%	0.017%
Fixed interest rate [member] | Barclays Bank Group [member] | 1.67% Fixed Rate Subordinated Loans (EUR 15m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 15
Interest rate			1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Fixed interest rate [member] | Barclays Bank Group [member] | 3.20% Fixed Rate Subordinated Loans (USD 1,000m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,000
Interest rate			4.32%	4.32%	4.32%	4.32%	4.32%	4.32%	4.32%	4.32%	4.32%
Fixed interest rate [member] | Barclays Bank Group [member] | 1.35% Fixed Rate Subordinated Loans (JPY 20,000m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥							¥ 20,000
Interest rate			1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%
Fixed interest rate [member] | Barclays Bank Group [member] | 3.684% Fixed Rate Subordinated Callable Loans (USD 1,500m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,500
Interest rate			0.015%	0.015%	0.015%	0.015%	0.015%	0.015%	0.015%	0.015%	0.015%
Fixed interest rate [member] | Barclays Bank Group [member] | 4.61% Fixed Rate Subordinated Callable Loans (USD 762m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 762
Interest rate			1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%
Fixed interest rate [member] | Barclays Bank Group [member] | 4.327% Fixed Rate Subordinated Loans (AUD 200m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 200
Interest rate			4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%
Fixed interest rate [member] | Barclays Bank Group [member] | 1.125% Fixed Rate Subordinated Loans (CHF 175m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | SFr				SFr 175
Interest rate			3.773%	3.773%	3.773%	3.773%	3.773%	3.773%	3.773%	3.773%	3.773%
Fixed interest rate [member] | Barclays Bank Group [member] | 1.5% Fixed Rate Subordinated Loans (EUR 750m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 750
Interest rate			2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%
Fixed interest rate [member] | Barclays Bank Group [member] | 1.232% Fixed Rate Subordinated Callable Loans (JPY 130,500m), Due 2024
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥							¥ 130,500
Interest rate			0.052%	0.052%	0.052%	0.052%	0.052%	0.052%	0.052%	0.052%	0.052%
Fixed interest rate [member] | Barclays Bank Group [member] | 3.36% Fixed Rate Subordinated Loans (NOK 750m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | kr								kr 750
Interest rate			5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%
Fixed interest rate [member] | Barclays Bank Group [member] | 1.875% Fixed Rate Subordinated Loans (EUR 1,000m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 1,000
Interest rate			0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Fixed interest rate [member] | Barclays Bank Group [member] | 3.125% Fixed Rate Subordinated Loans, Due 2024
Disclosure of detailed information about borrowings [line items]
Interest rate			3.125%	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%
Fixed interest rate [member] | Barclays Bank Group [member] | 1.375% Fixed Rate Subordinated Callable Loans (EUR 1,000m), Due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 1,000
Interest rate			1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%
Fixed interest rate [member] | Barclays Bank Group [member] | 3.65% Fixed Rate Subordinated Loans (USD 900m), Due 2025
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 900
Interest rate			3.65%	3.65%	3.65%	3.65%	3.65%	3.65%	3.65%	3.65%	3.65%
Fixed interest rate [member] | Barclays Bank Group [member] | 4.375% Fixed Rate Subordinated Loans (USD 1,707m), Due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,707
Interest rate			4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%
Fixed interest rate [member] | Barclays Bank Group [member] | 1.635% Fixed Rate Subordinated Callable Loans (JPY 17,100m), Due 2028
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥							¥ 17,100
Interest rate			1.635%	1.635%	1.635%	1.635%	1.635%	1.635%	1.635%	1.635%	1.635%
Fixed interest rate [member] | Barclays Bank Group [member] | 5.244% Fixed Rate Subordinated Loans (AUD 175m), Due 2028
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 175
Interest rate			5.244%	5.244%	5.244%	5.244%	5.244%	5.244%	5.244%	5.244%	5.244%
Fixed interest rate [member] | Barclays Bank Group [member] | 5.02% Fixed Rate Subordinated Loans (AUD 30m), Due 2028
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 30
Interest rate			5.02%	5.02%	5.02%	5.02%	5.02%	5.02%	5.02%	5.02%	5.02%
Fixed interest rate [member] | Barclays Bank Group [member] | 3.773% Fixed Rate Subordinated Loans (NOK 220m), Due 2028
Disclosure of detailed information about borrowings [line items]
Notional amount | kr								kr 220
Interest rate			3.773%	3.773%	3.773%	3.773%	3.773%	3.773%	3.773%	3.773%	3.773%
Fixed interest rate [member] | Barclays Bank Group [member] | 2.291% Fixed Rate Subordinated Loans (EUR 115m), Due 2029
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 115
Interest rate			2.291%	2.291%	2.291%	2.291%	2.291%	2.291%	2.291%	2.291%	2.291%
Fixed interest rate [member] | Barclays Bank Group [member] | 6.10% Fixed Rate Subordinated Loans (AUD 130m), Due 2031
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 130
Interest rate			6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%
Fixed interest rate [member] | Barclays Bank Group [member] | 5.16% Fixed Rate Subordinated Loans (AUD 15m), Due 2031
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 15
Interest rate			5.16%	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%
Fixed interest rate [member] | Barclays Bank Group [member] | 5.25% Fixed Rate Subordinated Loans (USD 1,500m), Due 2045
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,500
Interest rate			5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%
Fixed interest rate [member] | Barclays Bank Group [member] | 4.95% Fixed Rate Subordinated Loans (USD 1,500m), Due 2047
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,500
Interest rate			4.95%	4.95%	4.95%	4.95%	4.95%	4.95%	4.95%	4.95%	4.95%
Fixed interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued | 6% Fixed Rate Subordinated Notes (EUR 1,750m), Due 2018
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 1,750
Interest rate			6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Fixed interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued | 6% Fixed Rate Subordinated Notes (EUR 1,500m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 1,500
Interest rate			6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Fixed interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued | 10% Fixed Rate Subordinated Notes , Due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate			10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Fixed interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued | 10.179% Fixed Rate Subordinated Notes (USD 1,521m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,521
Interest rate			10.179%	10.179%	10.179%	10.179%	10.179%	10.179%	10.179%	10.179%	10.179%
Fixed interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued | 6.625% Fixed Rate Subordinated Notes (EUR 1,000m), Due 2022
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 1,000
Interest rate			6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%
Fixed interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued | 5.75% Fixed Rate Subordinated Notes, Due 2026
Disclosure of detailed information about borrowings [line items]
Interest rate			5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Fixed interest rate [member] | Barclays Bank PLC [member] | 2.875% Fixed Rate Subordinated Loans (USD 1,000m), Due 2020
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,000
Interest rate			2.875%	2.875%	2.875%	2.875%	2.875%	2.875%	2.875%	2.875%	2.875%
Fixed interest rate [member] | Barclays Bank PLC [member] | 0.823% Subordinated Loans
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥							¥ 42,000
Interest rate			0.823%	0.823%	0.823%	0.823%	0.823%	0.823%	0.823%	0.823%	0.823%
Fixed interest rate [member] | Barclays Bank PLC [member] | 3.25% Fixed Rate Subordinated Loans (USD 1,500m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,500
Interest rate			1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%
Fixed interest rate [member] | Barclays Bank PLC [member] | 1.43% Fixed Rate Subordinated Loans (EUR 100m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 100
Interest rate			1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%
Fixed interest rate [member] | Barclays Bank PLC [member] | 1.875% Fixed Rate Subordinated Loans (EUR 1,000m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 1,000
Interest rate			0.017%	0.017%	0.017%	0.017%	0.017%	0.017%	0.017%	0.017%	0.017%
Fixed interest rate [member] | Barclays Bank PLC [member] | 1.67% Fixed Rate Subordinated Loans (EUR 15m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 15
Interest rate			1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Fixed interest rate [member] | Barclays Bank PLC [member] | 3.20% Fixed Rate Subordinated Loans (USD 1,000m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,000
Interest rate			4.32%	4.32%	4.32%	4.32%	4.32%	4.32%	4.32%	4.32%	4.32%
Fixed interest rate [member] | Barclays Bank PLC [member] | 1.35% Fixed Rate Subordinated Loans (JPY 20,000m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥							¥ 20,000
Interest rate			1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%
Fixed interest rate [member] | Barclays Bank PLC [member] | 3.684% Fixed Rate Subordinated Callable Loans (USD 1,500m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,500
Interest rate			0.015%	0.015%	0.015%	0.015%	0.015%	0.015%	0.015%	0.015%	0.015%
Fixed interest rate [member] | Barclays Bank PLC [member] | 4.61% Fixed Rate Subordinated Callable Loans (USD 762m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 762
Interest rate			1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%
Fixed interest rate [member] | Barclays Bank PLC [member] | 4.327% Fixed Rate Subordinated Loans (AUD 200m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 200
Interest rate			4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%
Fixed interest rate [member] | Barclays Bank PLC [member] | 1.125% Fixed Rate Subordinated Loans (CHF 175m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | SFr				SFr 175
Interest rate			3.773%	3.773%	3.773%	3.773%	3.773%	3.773%	3.773%	3.773%	3.773%
Fixed interest rate [member] | Barclays Bank PLC [member] | 1.5% Fixed Rate Subordinated Loans (EUR 750m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 750
Interest rate			2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%
Fixed interest rate [member] | Barclays Bank PLC [member] | 1.232% Fixed Rate Subordinated Callable Loans (JPY 130,500m), Due 2024
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥							¥ 130,500
Interest rate			0.052%	0.052%	0.052%	0.052%	0.052%	0.052%	0.052%	0.052%	0.052%
Fixed interest rate [member] | Barclays Bank PLC [member] | 3.36% Fixed Rate Subordinated Loans (NOK 750m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | kr								kr 750
Interest rate			5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%
Fixed interest rate [member] | Barclays Bank PLC [member] | 1.875% Fixed Rate Subordinated Loans (EUR 1,000m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 1,000
Interest rate			0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Fixed interest rate [member] | Barclays Bank PLC [member] | 3.125% Fixed Rate Subordinated Loans, Due 2024
Disclosure of detailed information about borrowings [line items]
Interest rate			3.125%	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%
Fixed interest rate [member] | Barclays Bank PLC [member] | 1.375% Fixed Rate Subordinated Callable Loans (EUR 1,000m), Due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 1,000
Interest rate			1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%
Fixed interest rate [member] | Barclays Bank PLC [member] | 3.65% Fixed Rate Subordinated Loans (USD 900m), Due 2025
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 900
Interest rate			3.65%	3.65%	3.65%	3.65%	3.65%	3.65%	3.65%	3.65%	3.65%
Fixed interest rate [member] | Barclays Bank PLC [member] | 4.375% Fixed Rate Subordinated Loans (USD 1,707m), Due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,707
Interest rate			4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%
Fixed interest rate [member] | Barclays Bank PLC [member] | 1.635% Fixed Rate Subordinated Callable Loans (JPY 17,100m), Due 2028
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥							¥ 17,100
Interest rate			1.635%	1.635%	1.635%	1.635%	1.635%	1.635%	1.635%	1.635%	1.635%
Fixed interest rate [member] | Barclays Bank PLC [member] | 5.244% Fixed Rate Subordinated Loans (AUD 175m), Due 2028
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 175
Interest rate			5.244%	5.244%	5.244%	5.244%	5.244%	5.244%	5.244%	5.244%	5.244%
Fixed interest rate [member] | Barclays Bank PLC [member] | 5.02% Fixed Rate Subordinated Loans (AUD 30m), Due 2028
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 30
Interest rate			5.02%	5.02%	5.02%	5.02%	5.02%	5.02%	5.02%	5.02%	5.02%
Fixed interest rate [member] | Barclays Bank PLC [member] | 3.773% Fixed Rate Subordinated Loans (NOK 220m), Due 2028
Disclosure of detailed information about borrowings [line items]
Notional amount | kr								kr 220
Interest rate			3.773%	3.773%	3.773%	3.773%	3.773%	3.773%	3.773%	3.773%	3.773%
Fixed interest rate [member] | Barclays Bank PLC [member] | 2.291% Fixed Rate Subordinated Loans (EUR 115m), Due 2029
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 115
Interest rate			2.291%	2.291%	2.291%	2.291%	2.291%	2.291%	2.291%	2.291%	2.291%
Fixed interest rate [member] | Barclays Bank PLC [member] | 6.10% Fixed Rate Subordinated Loans (AUD 130m), Due 2031
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 130
Interest rate			6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%
Fixed interest rate [member] | Barclays Bank PLC [member] | 5.16% Fixed Rate Subordinated Loans (AUD 15m), Due 2031
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 15
Interest rate			5.16%	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%
Fixed interest rate [member] | Barclays Bank PLC [member] | 5.25% Fixed Rate Subordinated Loans (USD 1,500m), Due 2045
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,500
Interest rate			5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%
Fixed interest rate [member] | Barclays Bank PLC [member] | 4.95% Fixed Rate Subordinated Loans (USD 1,500m), Due 2047
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,500
Interest rate			4.95%	4.95%	4.95%	4.95%	4.95%	4.95%	4.95%	4.95%	4.95%
Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued | 6% Fixed Rate Subordinated Notes (EUR 1,750m), Due 2018
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 1,750
Interest rate			6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued | 6% Fixed Rate Subordinated Notes (EUR 1,500m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 1,500
Interest rate			6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued | 10% Fixed Rate Subordinated Notes , Due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate			10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued | 10.179% Fixed Rate Subordinated Notes (USD 1,521m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,521
Interest rate			10.179%	10.179%	10.179%	10.179%	10.179%	10.179%	10.179%	10.179%	10.179%
Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued | 6.625% Fixed Rate Subordinated Notes (EUR 1,000m), Due 2022
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 1,000
Interest rate			6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%
Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued | 5.75% Fixed Rate Subordinated Notes, Due 2026
Disclosure of detailed information about borrowings [line items]
Interest rate			5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Floating interest rate [member] | Floating Rate Subordinated Notes (EUR 40m), Due 2018
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 40
Floating interest rate [member] | Barclays Bank Group [member] | Subordinated Floating Rate Loans (JPY 4,000m), Due 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥							¥ 4,000
Floating interest rate [member] | Barclays Bank Group [member] | Subordinated Floating Rate Callable Loans (USD 750m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 750
Floating interest rate [member] | Barclays Bank Group [member] | Subordinated Floating Rate Callable Loans (USD 375m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount											375
Floating interest rate [member] | Barclays Bank Group [member] | Subordinated Floating Rate Loans (USD 1,500m), Due 2024
Disclosure of detailed information about borrowings [line items]
Notional amount											1,500
Floating interest rate [member] | Barclays Bank Group [member] | Subordinated Floating Rate Loans (AUD 225m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 225
Floating interest rate [member] | Barclays Bank Group [member] | Subordinated Floating Rate Loans (EUR 44m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €					44
Floating interest rate [member] | Barclays Bank Group [member] | Subordinated Floating Rate Loans (SEK 500m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | kr									kr 50
Floating interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued | Floating Rate Subordinated Notes (EUR 40m), Due 2018
Disclosure of detailed information about borrowings [line items]
Notional amount | €					40
Floating interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued | Floating Rate Subordinated Notes (EUR 50m), Due 2019
Disclosure of detailed information about borrowings [line items]
Notional amount | €					50
Floating interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued | Subordinated Floating Rate Notes (EUR 100m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €					100
Floating interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued | Subordinated Floating Rate Notes (EUR 50m), Due 2022
Disclosure of detailed information about borrowings [line items]
Notional amount | €					50
Floating interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued | Subordinated Floating Rate Notes (EUR 50m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €					50
Floating interest rate [member] | Barclays Bank Group [member] | Barclays Bank PLC externally issued | Subordinated Floating Rate Notes (EUR 68m), Due 2040
Disclosure of detailed information about borrowings [line items]
Notional amount | €					68
Floating interest rate [member] | Barclays Bank PLC [member] | Subordinated Floating Rate Loans (JPY 4,000m), Due 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥							¥ 4,000
Floating interest rate [member] | Barclays Bank PLC [member] | Subordinated Floating Rate Callable Loans (USD 750m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount											750
Floating interest rate [member] | Barclays Bank PLC [member] | Subordinated Floating Rate Callable Loans (USD 375m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount											375
Floating interest rate [member] | Barclays Bank PLC [member] | Subordinated Floating Rate Loans (USD 1,500m), Due 2024
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,500
Floating interest rate [member] | Barclays Bank PLC [member] | Subordinated Floating Rate Loans (AUD 225m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 225
Floating interest rate [member] | Barclays Bank PLC [member] | Subordinated Floating Rate Loans (EUR 44m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €					44
Floating interest rate [member] | Barclays Bank PLC [member] | Subordinated Floating Rate Loans (SEK 500m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | kr									kr 50
Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued | Floating Rate Subordinated Notes (EUR 40m), Due 2018
Disclosure of detailed information about borrowings [line items]
Notional amount | €					40
Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued | Floating Rate Subordinated Notes (EUR 50m), Due 2019
Disclosure of detailed information about borrowings [line items]
Notional amount | €					50
Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued | Subordinated Floating Rate Notes (EUR 100m), Due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €					100
Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued | Subordinated Floating Rate Notes (EUR 50m), Due 2022
Disclosure of detailed information about borrowings [line items]
Notional amount | €					50
Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued | Subordinated Floating Rate Notes (EUR 50m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €					50
Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued | Subordinated Floating Rate Notes (EUR 68m), Due 2040
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 68

[1]
  As a result of the early adoption of the own credit provisions of IFRS 9 on 1 January 2017, own credit which was previously recorded in the income statement is now recognised within other comprehensive income. The cumulative unrealised own credit net loss of £175m has therefore been reclassified from retained earnings to a separate own credit reserve, within other reserves. During 2017 a £3m loss (ne t of tax) on own credit has been booked in the reserve.